Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
14.	Commitments and Contingencies

a) The Partnership consolidates certain variable interest entities (or VIEs) within its consolidated financial statements. In general, a VIE is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In July 2008, the Skaugen Multigas Subsidiaries signed contracts for the purchase of the Skaugen Multigas Carriers from Skaugen. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels. Subsequent to July 2008 and prior to the delivery of the vessels in June and October 2011, the Partnership consolidated the Skaugen Multigas Subsidiaries as they were VIEs and the Partnership was the primary beneficiary during this period. The Partnership acquired 100% of the shares of the two Skaugen Multigas Subsidiaries on June 15, 2011 and October 17, 2011, respectively.

b) On December 12, 2012, the Partnership signed a contract with Daewoo Shipbuilding & Marine Engineering Co. Ltd. for the construction of two 173,400-cubic meters LNG carriers at a total cost of approximately $386 million, excluding capitalized interest. The vessels are scheduled for delivery in 2016. As at December 31, 2012, payments made towards these commitments totaled $38.6 million (excluding $24 thousand of capitalized interest costs). As at December 31, 2012, the remaining payments required to be made under these newbuilding contracts are $19.3 million (2014), $57.9 million (2015) and $270.2 million (2016).

c) As described in Note 6, the Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or the RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that the Teekay Nakilat Joint Venture enter into negotiations to terminate the RasGas II Leases. The Teekay Nakilat Joint Venture has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision, regarding a similar financial lease of an LNG carrier, that ruled in favor of the taxpayer. However, the HMRC is appealing that decision and the appeal is expected to be heard in May 2013. If the HMRC were able to successfully challenge the RasGas II Leases, the Teekay Nakilat Joint Venture could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. The Partnership estimates its 70% share of the potential exposure to be approximately $29 million, exclusive of potential financing and interest rate swap termination costs.

The Teekay Nakilat Joint Venture has received notification from the lessor of the three vessels of a credit rating downgrade to the bank that was providing the letter of credit (or LC Bank) to Teekay Nakilat Joint Venture’s tax lease. As a result, the lessor has claimed an increase to the lease rentals over the remaining term of the RasGas II Leases and instructed that an estimated $12 million additional amount of cash be placed on deposit by the Teekay Nakilat Joint Venture. The Teekay Nakilat Joint Venture has engaged external legal counsel to assess these claims. The Partnership’s 70% share of the present value of the lease rental increase claim is approximately $10 million; however, the final amount is dependent on external legal counsel’s review. The Teekay Nakilat Joint Venture is also looking at other alternatives to mitigate the impact of the downgrade to the LC Bank’s credit rating.